Commitments and Contingencies (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Commitments and Contingencies
Financial liabilities, Beginning balance	$ 1,141,262	$ 1,107,212	$ 1,083,295
Change in carrying value	(758,834)	34,050
Accretion			23,917
Financial liabilities, Ending balance	$ 382,428	$ 1,141,262	$ 1,107,212